Note 18 - Interest Rate Risk and Liquidity Risk (Tables)	12 Months Ended
Oct. 31, 2021
Statement Line Items [Line Items]
Disclosure of financial instruments by type of interest rate [text block]
(thousands of Canadian dollars)
	Floating	Within	3 months to	1 year to	2 years to	Over	Non-interest
	rate	3 months	1 year	2 years	5 years	5 years	rate sensitive	Total

Assets
Cash	$271,523	$-	$-	$-	$-	$-	$-	$271,523
Effective rate	0.70%

Loans	659,508	51,453	246,853	231,885	752,776	153,833	6,742	2,103,050
Effective rate	5.01%	5.18%	4.02%	4.78%	4.28%	3.79%

Other	-	-	-	-	-	-	40,513	40,513
Effective rate

Total Assets	$931,031	$51,453	$246,853	$231,885	$752,776	$153,833	$47,255	$2,415,086

Liabilities
Deposits	$495,551	$260,915	$399,376	$272,782	$411,649	$-	$12,931	$1,853,204
Effective rate	0.00%	1.21%	1.49%	2.04%	1.79%

Subordinated notes	-	-	-	-	-	95,272	-	95,272
Effective rate						5.64%

Other	118,651	-	-	-	-	-	15,853	134,504
Effective rate	0.33%

Equity	-	-	-	-	13,647	-	318,459	332,106
Effective rate					6.77%

Total liabilities and equity	$614,202	$260,915	$399,376	$272,782	$425,296	$95,272	$347,243	$2,415,086

October 31, 2021 gap	$316,829	$(209,462)	$(152,523)	$(40,897)	$327,480	$58,561	$(299,988)	$-
Cumulative	$316,829	$107,367	$(45,156)	$(86,053)	$241,427	$299,988	$-	$-

October 31, 2020 gap	$208,947	$(156,219)	$(188,721)	$(130,629)	$338,148	$148,676	$(220,202)	$-
Cumulative	$208,947	$52,728	$(135,993)	$(266,622)	$71,526	$220,202	$-	$-